Borrowings (Details 2) In Thousands, unless otherwise specified																		1 Months Ended				1 Months Ended					1 Months Ended				1 Months Ended				1 Months Ended			1 Months Ended						1 Months Ended					1 Months Ended				1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended				1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Secured loans China Development Bank USD ($)	Dec. 31, 2014 Secured loans China Development Bank CNY	Dec. 31, 2013 Secured loans China Development Bank CNY	Dec. 31, 2014 Unsecured loans USD ($)	Dec. 31, 2014 Unsecured loans CNY	Dec. 31, 2014 Guaranteed by related parties USD ($)	Dec. 31, 2014 Guaranteed by related parties CNY	Dec. 31, 2013 Guaranteed by related parties CNY	Dec. 31, 2014 Bank borrowings secured by multiple assets USD ($)	Dec. 31, 2014 Bank borrowings secured by multiple assets CNY	Dec. 31, 2013 Bank borrowings secured by multiple assets CNY	Dec. 31, 2014 Guaranteed by property, plant and equipment USD ($)	Dec. 31, 2014 Guaranteed by property, plant and equipment CNY	Dec. 31, 2013 Guaranteed by property, plant and equipment CNY	Dec. 31, 2009 Bank borrowings at an interest rate of 6-month LIBOR plus 6% China Development Bank Yingli China USD ($)	Dec. 31, 2008 Bank borrowings at an interest rate of 6-month LIBOR plus 6% China Development Bank Yingli China USD ($)	Dec. 31, 2014 Bank borrowings at an interest rate of 6-month LIBOR plus 6% China Development Bank Yingli China USD ($)	Dec. 31, 2014 Bank borrowings at an interest rate of 6-month LIBOR plus 6% China Development Bank Yingli China CNY	May 31, 2010 Bank borrowings at an interest rate of 12- month LIBOR plus 1.7% Luso International Banking Ltd. Tianwei Yingli USD ($)	Aug. 31, 2011 Bank borrowings at an interest rate of 5.76% Industrial and Commercial Bank of China Limited Yingli Hainan CNY	May 31, 2010 Bank borrowings at an interest rate of 5.76% Industrial and Commercial Bank of China Limited Yingli Hainan CNY	Dec. 31, 2014 Bank borrowings at an interest rate of 5.76% Industrial and Commercial Bank of China Limited Yingli Hainan USD ($)	Dec. 31, 2014 Bank borrowings at an interest rate of 5.76% Industrial and Commercial Bank of China Limited Yingli Hainan CNY	Jun. 30, 2011 Bank borrowings at a floating interest rate of five - year Renminbi benchmark loan rates plus an additional surcharge of 2.5% Bank of Communications Co., Ltd Yingli Hainan CNY	Jun. 30, 2010 Bank borrowings at a floating interest rate of five - year Renminbi benchmark loan rates plus an additional surcharge of 2.5% Bank of Communications Co., Ltd Yingli Hainan CNY	Dec. 31, 2014 Bank borrowings at a floating interest rate of five - year Renminbi benchmark loan rates plus an additional surcharge of 2.5% Bank of Communications Co., Ltd Yingli Hainan USD ($)	Dec. 31, 2014 Bank borrowings at a floating interest rate of five - year Renminbi benchmark loan rates plus an additional surcharge of 2.5% Bank of Communications Co., Ltd Yingli Hainan CNY	May 31, 2013 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli Hainan CNY	Nov. 30, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli Hainan CNY	Dec. 31, 2014 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli Hainan USD ($)	Dec. 31, 2014 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli Hainan CNY	Oct. 31, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Tianjin Yingli CNY	Dec. 31, 2014 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Tianjin Yingli USD ($)	Dec. 31, 2014 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Tianjin Yingli CNY	Jul. 31, 2010 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates Bank of Communications Co., Ltd Yingli China CNY	Feb. 28, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan CNY	Dec. 31, 2014 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan USD ($)	Dec. 31, 2014 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan CNY	Dec. 31, 2013 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan USD ($)	Dec. 31, 2013 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan CNY	Aug. 31, 2010 Bank borrowings at an interest rate applicable to Export Seller's Credit Export - Import Bank of China Tianwei Yingli CNY	Mar. 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 10% Bank of Communications Co., Ltd Yingli China CNY	May 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% Bank of China and China Citic Bank Yingli China CNY	Dec. 31, 2014 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% Bank of China and China Citic Bank Yingli China USD ($)	Dec. 31, 2014 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% Bank of China and China Citic Bank Yingli China CNY	Apr. 30, 2013 Bank borrowings at an interest rate of 6-month LIBOR plus 520 basis points China Development Bank Yingli China USD ($)	Apr. 30, 2013 Bank borrowings at an interest rate of 6-month LIBOR plus 520 basis points China Development Bank Yingli China CNY	Dec. 31, 2014 Bank borrowings at an interest rate of 6-month LIBOR plus 520 basis points China Development Bank Yingli China USD ($)	Dec. 31, 2014 Bank borrowings at an interest rate of 6-month LIBOR plus 520 basis points China Development Bank Yingli China CNY	Oct. 31, 2011 Bank borrowings at an interest rate of 6-month LIBOR plus 520 basis points China Development Bank Tianjin Yingli USD ($)	Dec. 31, 2014 Bank borrowings at an interest rate of 6-month LIBOR plus 520 basis points China Development Bank Tianjin Yingli USD ($)	Dec. 31, 2014 Bank borrowings at an interest rate of 6-month LIBOR plus 520 basis points China Development Bank Tianjin Yingli CNY	Mar. 31, 2012 Bank borrowings at an interest rate of three-month LIBOR plus 590 basis points China Development Bank Yingli Hainan USD ($)	Dec. 31, 2014 Bank borrowings at an interest rate of three-month LIBOR plus 590 basis points China Development Bank Yingli Hainan USD ($)	Dec. 31, 2014 Bank borrowings at an interest rate of three-month LIBOR plus 590 basis points China Development Bank Yingli Hainan CNY	Oct. 31, 2011 Bank borrowings at an interest rate of 6.31% China Development Bank Hengshui Yingli USD ($)	Dec. 31, 2014 Bank borrowings at an interest rate of 6.31% China Development Bank Hengshui Yingli USD ($)	Dec. 31, 2014 Bank borrowings at an interest rate of 6.31% China Development Bank Hengshui Yingli CNY	May 31, 2012 Bank borrowings at an interest rate of 7.76% China Development Bank Hengshui Yingli CNY	Dec. 31, 2014 Bank borrowings at an interest rate of 7.76% China Development Bank Hengshui Yingli USD ($)	Dec. 31, 2014 Bank borrowings at an interest rate of 7.76% China Development Bank Hengshui Yingli CNY	Aug. 31, 2011 Bank borrowings at an interest rate of 6.9% plus an additional surcharge of 5% CDB Leasing Co. Ltd. Fine Silicon CNY	Dec. 31, 2014 Bank borrowings at an interest rate of 6.9% plus an additional surcharge of 5% CDB Leasing Co. Ltd. Fine Silicon USD ($)	Dec. 31, 2014 Bank borrowings at an interest rate of 6.9% plus an additional surcharge of 5% CDB Leasing Co. Ltd. Fine Silicon CNY	Dec. 31, 2013 Bank borrowings at an interest rate of 5.33% Xinjiang Tianshan Rural Commercial Bank five-year loan agreement Yingli Hutubi CNY	Dec. 31, 2014 Bank borrowings at an interest rate of 5.33% Xinjiang Tianshan Rural Commercial Bank five-year loan agreement Yingli Hutubi USD ($)	Dec. 31, 2014 Bank borrowings at an interest rate of 5.33% Xinjiang Tianshan Rural Commercial Bank five-year loan agreement Yingli Hutubi CNY	Dec. 31, 2013 Bank borrowings at an interest rate of 6.61% Xinjiang Tianshan Rural Commercial Bank six-year loan agreement Yingli Hutubi USD ($)	Dec. 31, 2013 Bank borrowings at an interest rate of 6.61% Xinjiang Tianshan Rural Commercial Bank six-year loan agreement Yingli Hutubi CNY	Dec. 31, 2014 Bank borrowings at an interest rate of 6.61% Xinjiang Tianshan Rural Commercial Bank six-year loan agreement Yingli Hutubi USD ($)	Dec. 31, 2014 Bank borrowings at an interest rate of 6.61% Xinjiang Tianshan Rural Commercial Bank six-year loan agreement Yingli Hutubi CNY	Dec. 31, 2013 Bank borrowings at an interest rate of 9.725% Zhongyuan Trust Ltd. Yingli China CNY
Borrowings
Total long-term bank debt	$ 991,784	6,153,619	5,558,301	$ 492,728	3,057,179	3,733,730	$ 353,503	2,193,346	$ 40,078	248,667	852,283	$ 61,181	379,599	374,242	$ 44,294	274,828	598,046
Less: current portion	(531,133)	(3,295,466)	(1,450,018)
Total long-term borrowings	460,651	2,858,153	4,108,283
Amount of loan agreement																			70,000			20,000		180,000				220,000				900,000			350,000			500,000	400,000					1,000,000	1,000,000	1,160,000			55,000	341,253			100,000			135,000			50,000			255,000			500,000			22,500				55,000			200,000
Increase to credit limit																															282,150
Interest rate (as a percent)																								5.76%																																			6.31%			7.76%			6.90%			5.33%			6.61%	6.61%			9.725%
Maturity period																			8 years			3 years		5 years				5 years				8 years			8 years			5 years	5 years					2 years	45 months	42 months			3 years	3 years			8 years			7 years			8 years			8 years			5 years			5 years			6 years	6 years			14 months
Basis of interest rate																			6-month LIBOR			12-month LIBOR						interest rate of the five-year Renminbi benchmark loan				interest rate of five-year Renminbi benchmark loan			interest rate of five-year Renminbi benchmark loan			interest rate of the five-year Renminbi benchmark loan	interest rate of the five-year Renminbi benchmark loan						interest rate of three- to five- year Renminbi benchmark loan	interest rate of three-five year Renminbi benchmark loan			6-month LIBOR	6-month LIBOR			6-month LIBOR			three-month LIBOR
Basis spread (as a percent)																			6.00%			1.70%						2.50%																	10.00%	5.00%			5.20%	5.20%			5.20%			5.90%									5.00%
Amount of principal repayable in installment																		8,000					20,000				55,000
Amount of principal repayable in installment for the remaining six years																		9,000
Current portion, long-term borrowings																				9,000	55,841				20,000	3,223			8,864	55,000			29,269	181,600		4,029	25,000			19,770	122,667						31,009	192,400			0			18,000	111,683		21,200	131,538		6,000	37,228		3,223	20,000		21,249	131,839		32	200			645	4,000
Non-current portion, long-term borrowings																				9,000	55,841				0					0			102,722	637,350		41,099	255,000				0						23,257	144,300			55,000	341,253		61,000	378,481		71,400	443,008		32,000	198,547		33,685	209,000		23,046	142,989		3,562	22,100			3,707	23,000
Amount withdrawn																																	190,528	1,182,150		56,410	350,000					59,311	368,000				77,523	481,000			55,000	341,253		100,000	620,460		135,000	837,621		50,000	310,230		41,099	255,000		80,585	500,000		3,626	22,500	8,864	55,000
Solar panels market value																																																																							11,089	68,800
Aggregate maturities of long-term debt
2015	531,133	3,295,466																																				70,000
2016	197,960	1,228,261																																				140,000
2017	94,503	586,356																																				170,000
2018	97,266	603,499																																				120,000
2019	66,247	411,037
Thereafter	4,675	29,000
Total	$ 991,784	6,153,619